Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We recognise that the cyber security landscape within which we operate is hostile and like many other organisations we are at risk of a cyber-security attack that could compromise our ability to manufacture, distribute and sell our products and services. We continue to invest to mitigate this risk, including using advanced technologies, engagement of third-party experts, and the development of our own capability.We have a third-party risk management process in place to help ensure that inherent risk assessments are completed for third-party suppliers, with additional due diligence assessments completed for higher risk suppliers.We have a dedicated cyber-security function that is focused on the threat landscape and attack vectors that are targeting healthcare providers, including ransomware threats, and a cyber-defence team in place to monitor and react to cyber threats. The security team build appropriate controls into new developments whilst continually assessing the posture of production systems. Haleon’s Chief Information Security Officer has approximately 15-years cyber-security experience and is responsible for the cyber-security function. They provide frequent updates on issues including: current threats; operational key risk indicators; and cybersecurity maturity improvements, to the Executive Teamand Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy. Cyber security risk updates are shared with the wider Board by the Audit & Risk Committee.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have a dedicated cyber-security function that is focused on the threat landscape and attack vectors that are targeting healthcare providers, including ransomware threats, and a cyber-defence team in place to monitor and react to cyber threats. The security team build appropriate controls into new developments whilst continually assessing the posture of production systems.During the year we ran several independent cyber exercises to test our organisational response to threats. These have provided valuable insights to allow us to further improve our defences.— There was strong focus on the Operational Technology (OT) environments within our manufacturing and R&D sites.— As part of our overall drive to improve our cyber security posture, 2025 saw the initiation of our cyber culture campaign. Launched by the CEO in January, it has been a year-long campaign aimed at improving the cyber security awareness of our people covering several key topics such as password discipline, physical security, and the risks of social engineering through an omni-channel approach.— Given the hostile external landscape, we have reviewed our cyber preparedness during the year and identified tactical enhancements. In addition, we have put in place actions to further improvements across the organisation to strengthen our resilience.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

    Cyber security this remained a key area of focus for the Committee during 2025. The Committee oversaw performance against key operational metrics and monitored the launch and roll-out of Haleon’s security culture programme, which included a Group-wide awareness campaign and enhanced security training. These initiatives are designed to foster a positive culture of security and equip colleagues with the skills and awareness needed to manage evolving cyber threats.

    The Committee received regular updates on the progress of the security culture programme, including delivery of the 12-month roadmap and achievement of key milestones. The Committee also reviewed the Group’s technology environment, considering infrastructure resilience and mitigation plans for potential vulnerabilities.

    In addition, the Committee reviewed the Group’s approach to supply chain resilience, with a particular focus on cyber security within supplier contracts. A programme is underway to review and update key supplier agreements to ensure they reflect current best practice, supported by targeted assessments and ongoing improvements to contract management and supplier engagement. The Committee is satisfied that these actions are strengthening the Group’s supply chain resilience and supporting the continued security and reliability of operations.

    The Committee also considered the Group’s reliance on key technology providers and platforms. Robust business continuity and crisis management plans are in place to address potential disruptions, and ongoing monitoring and resilience measures help ensure the continued reliability of the Group’s technology environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit & Risk Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Haleon’s Chief Information Security Officer has approximately 15-years cyber-security experience and is responsible for the cyber-security function. They provide frequent updates on issues including: current threats; operational key risk indicators; and cybersecurity maturity improvements, to the Executive Teamand Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy. Cyber security risk updates are shared with the wider Board by the Audit & Risk Committee
Cybersecurity Risk Role of Management [Text Block]	We have a dedicated cyber-security function that is focused on the threat landscape and attack vectors that are targeting healthcare providers, including ransomware threats, and a cyber-defence team in place to monitor and react to cyber threats. The security team build appropriate controls into new developments whilst continually assessing the posture of production systems. Haleon’s Chief Information Security Officer has approximately 15-years cyber-security experience and is responsible for the cyber-security function. They provide frequent updates on issues including: current threats; operational key risk indicators; and cybersecurity maturity improvements, to the Executive Teamand Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Information Security Officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Haleon’s Chief Information Security Officer has approximately 15-years cyber-security experience
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We have a dedicated cyber-security function that is focused on the threat landscape and attack vectors that are targeting healthcare providers, including ransomware threats, and a cyber-defence team in place to monitor and react to cyber threats. The security team build appropriate controls into new developments whilst continually assessing the posture of production systems.During the year we ran several independent cyber exercises to test our organisational response to threats. These have provided valuable insights to allow us to further improve our defences.— There was strong focus on the Operational Technology (OT) environments within our manufacturing and R&D sites.— As part of our overall drive to improve our cyber security posture, 2025 saw the initiation of our cyber culture campaign. Launched by the CEO in January, it has been a year-long campaign aimed at improving the cyber security awareness of our people covering several key topics such as password discipline, physical security, and the risks of social engineering through an omni-channel approach.— Given the hostile external landscape, we have reviewed our cyber preparedness during the year and identified tactical enhancements. In addition, we have put in place actions to further improvements across the organisation to strengthen our resilience.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true